Document and Entity Information	Mar. 10, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 10, 2022
Entity Registrant Name	BARNWELL INDUSTRIES, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-5103
Entity Tax Identification Number	72-0496921
Entity Address, Address Line One	1100 Alakea Street
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Honolulu
Entity Address, State or Province	HI
Entity Address, Postal Zip Code	96813
City Area Code	808
Local Phone Number	531-8400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000010048
Title of 12(b) Security	Common Stock, $0.50 Par Value
Trading Symbol	BRN
Security Exchange Name	NYSEAMER